Long-term Investments and Derivative Financial Instruments - Additional Information (Detail) R$ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2018 USD ($)	Apr. 01, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about financial instruments [line items]
Assets from derivative transactions	R$ 595,380	R$ 420,822
Recognition of an unrealized gain (loss)	298,094	(90,171)	R$ 10,800
Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount	163,353	103,669
Heating oil forward contracts [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount	804,929	15,495
Financial assets at fair value		4,469
Recognition of an unrealized gain (loss)	(123,224)	4,469
Level 2 of fair value hierarchy [member] | Heating oil forward contracts [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		4,469
Interest rate swap contract [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Assets from derivative transactions	21,813	4,747
Interest rate swap contract [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Recognition of an unrealized gain (loss)	166,987	380,946
Interest rate swap contract [member] | Level 2 of fair value hierarchy [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Assets from derivative transactions	20,081	(4,723)	(13,177)
Forward foreign currency contract [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount | $				$ 375		$ 370
Financial assets at fair value	233,564	219,930
Foreign currency options [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount | $				159	$ 400	544
Recognition of an unrealized gain (loss)	R$ (45,949)	R$ 160,464	R$ 0
Foreign currency options [member] | Level 2 of fair value hierarchy [member] | Senior notes hedging [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount | $				129
Foreign currency options [member] | Level 2 of fair value hierarchy [member] | Dollar loan [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount | $				$ 30		$ 15